Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Compensation expense of key management personnel
Compensation expense for the Company’s key management personnel for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
	$	$
Salaries and benefits	3,460	3,860
Share-based compensation	2,933	1,364
	6,393	5,224